Summary of significant accounting policies - Depreciation and Electric plant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation
Depreciation expense	$ 404,178	$ 321,047	$ 278,452
Increase (decrease) in depreciation	83,131	42,595
Regulatory assets	$ 1,103,633	$ 1,131,489
Electric plant
Allowance for funds used during construction (as a percent)	4.29%	4.18%	4.03%
Steam production
Depreciation
Annual depreciation rates (as a percent)	3.04%	3.05%	13.77%
Steam production | Minimum
Depreciation
Remaining life of the plant	18 years
Steam production | Maximum
Depreciation
Remaining life of the plant	20 years
Nuclear production
Depreciation
Annual depreciation rates (as a percent)	1.88%	1.87%	2.17%
Nuclear production | Minimum
Depreciation
Remaining life of the plant	10 years
Nuclear production | Maximum
Depreciation
Remaining life of the plant	59 years
Hydro production
Depreciation
Remaining life of the plant	42 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
Other production
Depreciation
Annual depreciation rates (as a percent)	2.71%	2.73%	2.68%
Other production | Minimum
Depreciation
Remaining life of the plant	15 years
Other production | Maximum
Depreciation
Remaining life of the plant	29 years
Transmission
Depreciation
Annual depreciation rates (as a percent)	2.75%	2.75%	2.75%
Transmission | Minimum
Depreciation
Remaining life of the plant	10 years
Transmission | Maximum
Depreciation
Remaining life of the plant	59 years
General | Minimum
Depreciation
Remaining life of the plant	1 year
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
General | Maximum
Depreciation
Remaining life of the plant	41 years
Annual depreciation rates (as a percent)	33.33%	33.33%	33.33%
Wansley
Depreciation
Depreciation expense	$ 20,603	$ 25,900
Wansley | Depreciation expense
Depreciation
Deferred depreciation expense	21,900		$ 165,013	$ 204,891
Regulatory assets	$ 337,181	$ 335,884